Note 8. Notes Payable, Stockholders: Schedule of Notes Payable, Stockholders (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Notes payable, stockholders	$ 0	$ 100,000	$ 0
Note Payable 2
Debt Instrument, Interest Rate, Stated Percentage	5.00%	5.00%	5.00%
Debt Instrument, Maturity Date	Feb. 12, 2016	Feb. 12, 2016
Notes payable, stockholders	$ 0	$ 50,000	$ 0
Note Payable 1
Debt Instrument, Interest Rate, Stated Percentage	5.00%	5.00%	5.00%
Debt Instrument, Maturity Date	Feb. 12, 2016	Feb. 12, 2016
Notes payable, stockholders	$ 0	$ 50,000	$ 0